Segment Reporting Income (Loss) From Continuing Operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting
Income (loss) from continuing operations before income taxes	$ 180.7	$ 93.5
Canada [Member]
Segment Reporting
Income (loss) from continuing operations before income taxes	146.6	30.9
U.S. [Member]
Segment Reporting
Income (loss) from continuing operations before income taxes	142.4	129.3
Europe [Member]
Segment Reporting
Income (loss) from continuing operations before income taxes	(1.2)	(4.1)
MCI [Member]
Segment Reporting
Income (loss) from continuing operations before income taxes	(2.3)	(5.4)
Corporate [Member]
Segment Reporting
Income (loss) from continuing operations before income taxes	$ (104.8)	$ (57.2)